Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Notes	¥ 37,077	¥ 28,811
Accounts	627,173	623,722
Trade Accounts And Notes Receivable Gross Current, Total	664,250	652,533
Less allowance for doubtful receivables	(13,378)	(11,075)
Trade receivables, net (Note 3)	¥ 650,872	¥ 641,458